RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Introducing Advisor Agreement

On June 26, 2021, the Company entered into an introducing advisor agreement (the “Introducing Advisor Agreement”) with ARC Group Limited, the Company’s financial advisor (“ARC”), pursuant to which ARC will make strategic introductions to the Company of potential target companies and/or their subsidiaries, affiliates, or representatives (each an “Advisor Target”) who may be interested in potential business combinations with the Company. In consideration for ARC’s services under the Introducing Advisor Agreement, we agreed to (i) pay to ARC (a) a retainer of $50,000 upon execution of the Introducing Advisor Agreement and (b) a success fee of $100,000 upon the closing our initial business combination, and (ii) cause to be issued to ARC equity interests in the post-combination company representing a five-percent (5%) ownership interest in the post-combination company, if at any time prior to June 25, 2022 (the “Termination Date”), or within six (6) months after the consummation of an initial business combination or any financing with any Advisor Target or any affiliate of an Advisor Target (the “Equity Issuance”).

On March 22, 2022, the Company and ARC entered into the First Amendment to the Introducing Advisor Agreement, pursuant to which both parties agreed that the Company would pay to ARC an additional success fee equivalent to five percent (5%) on any PIPE that was brought by ARC in connection with the Company’s initial business combination upon the closing of the Company’s initial business combination.

On December 31, 2022, the Company and ARC entered into the Second Amendment to the Introducing Advisor Agreement, pursuant to which both parties agreed to extend the Termination Date to December 31, 2024, and to change the performance condition for the Equity Issuance from the closing of an initial business combination to the execution of a business combination agreement. On December 31, 2022, following the execution of the Second Amendment to the Introducing Advisor Agreement, the performance condition for the Equity Issuance was deemed to have been met, and ARC was issued 1,378,517 shares of the Company’s Class B Common Stock, up to 143,766 shares of which are subject to forfeiture if the public stockholders exercise redemption rights with respect to any of the remaining outstanding shares of Class A Common Stock.

Founder Shares

On February 25, 2021, the Company issued an aggregate of 2,875,000 shares of Class B Common Stock (the “Founder Shares”) to the Sponsor for an aggregate purchase price of $25,000. On February 25, 2021, the Sponsor transferred 15,000 shares to the Company’s Chief Executive Officer, 15,000 shares to the Company’s Chief Financial Officer and 5,000 shares to two of the Company’s independent directors. Following the determination of the Company’s third independent director, on March 23, 2021, the Sponsor transferred 5,000 shares to such independent director. The Founder Shares which the Sponsor and its permitted transferees will collectively own, on an as-converted basis, represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering. In connection with the Introducing Advisors Agreement, on December 31, 2022, ARC was granted 1,378,517 shares of Class B common stock, $0.0001 par value per share, up to 143,766 of which are subject to forfeiture by ARC if the Company’s public shareholders exercise redemption rights with respect to any of outstanding shares of Class A common stock.

The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) six months after the completion of a Business Combination or (B) the date on which the Company completes a liquidation, merger, capital stock exchange or similar transaction that results in the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last reported sale price of the Company’s Class A Common Stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.

Promissory Note — Related Party

On February 8, 2021, the Sponsor committed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing and was payable on the earlier of July 31, 2021 or the completion of the Initial Public Offering. On June 1, 2021, the $78,925 outstanding under the promissory note was repaid in full. On December 31, 2022 and 2021, there is no amount outstanding under the promissory note.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into units at a price of $10.00 per unit. The Units will be identical to the Private Placement Units. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. On December 31, 2022 and 2021, there is $207,081 and nil outstanding under the Working Capital Loans, respectively.

The Company’s second amended and restated certificate of incorporation provides that, if the Company anticipates that it may not be able to consummate a Business Combination within 12 months from the closing of the Company’s initial public offering, the Company may, by resolution of the Company’s board if requested by the Sponsor, extend the period of time to consummate a Business Combination up to two times, each by an additional three months (for a total of up to 18 months to complete a Business Combination), subject to the Sponsor depositing additional funds into the Trust Account as set out below. Pursuant to the terms of the Company’s second amended and restated certificate of incorporation and the trust agreement entered into between the Company and Continental Stock Transfer & Trust Company, in order for the time available for the Company to consummate the initial Business Combination to be extended, the Sponsor or its affiliates or designees, upon five business days advance notice prior to the applicable deadline, must deposit into the Trust Account $1,150,000 since the underwriters’ over-allotment option is exercised in full ($0.10 per unit), on or prior to the date of the applicable deadline, for each of the available three month extensions, providing a total possible Business Combination period of 18 months at a total payment value of $2,300,000 since the underwriters’ over-allotment option is exercised in full ($0.10 per unit) (the “Extension Loans”). Any such payments would be made in the form of non-interest-bearing loans. If the Company completes its initial Business Combination, the Company will, at the option of the Sponsor, repay the Extension Loans out of the proceeds of the Trust Account released to the Company or convert a portion or all of the total loan amount into units at a price of $10.00 per unit, which units will be identical to the Private Placement Units. If the Company does not complete a Business Combination, the Company will repay such loans only from funds held outside of the Trust Account. Furthermore, the letter agreement among the Company and the Company’s officers, directors, and the Sponsor contains a provision pursuant to which the Sponsor will agree to waive its right to be repaid for such loans to the extent there is insufficient funds held outside of the Trust Account in the event that the Company does not complete a Business Combination. The Sponsor and its affiliates or designees are not obligated to fund the Trust Account to extend the time for the Company to complete the initial Business Combination. The public stockholders will not be afforded an opportunity to vote on the extension of time to consummate an initial Business Combination from 12 months to 18 months described above or redeem their shares in connection with such extensions. Pursuant to the foregoing, on May 5, 2022, the Company extended the date by which the Company had to consummate a business combination from May 11, 2022 to August 11, 2022. On August 10, 2022, the Company extended the date by which the Company had to consummate a business combination from August 11, 2022 to November 11, 2022.

As described in Note 1, on November 11, 2022, the Stockholders of the Company approved the Extension Amendment and the Trust Amendment to allow the Company to extend the deadline by which it must complete its initial business combination by up to nine one-month periods from November 11, 2022. In connection with each such extension, Data Knights, LLC, the Company’s sponsor, caused $0.045 per outstanding share of the Company’s Class A Common Stock, or approximately $122,920, deposited in the Trust Account in connection with the exercise of the monthly extension. In connection with each such extension, the Company will have until April 11, 2023 to consummate a Business Combination (see Note 11). On December 31, 2022 and 2021, there is $2,545,838 and nil outstanding under the Extension Loan, respectively.

Administrative Services Arrangement

Commencing on the date of the prospectus and until completion of the Company’s Business Combination or liquidation, the Company may reimburse ARC Group Ltd., an affiliate of the Sponsor, up to an amount of $10,000 per month for office space, secretarial and administrative support. For the year ended December 31, 2022, we have incurred $120,000 in fees under this agreement. From February 8, 2021(inception) to December 31, 2021, the Company incurred $80,000 in fees under this agreement.